DEBT OUTSTANDING (Tables)	12 Months Ended
Dec. 31, 2011
DEBT OUTSTANDING
Schedule of the entity's borrowings supported by assets

At December 31, 2011 (dollars in millions) Range of Maturities	Currency	Range of Interest Rates	U.S. Dollar Carrying Value

2012 - 2053	U.S. dollar	0.18 - 10.37%	$16,722
2012 - 2047	Euro	1.60 - 9.25	3,098
2012 - 2037	Japanese yen	0.01 - 3.65	2,856
2013 - 2017	Swiss franc	0.78 - 3.39	983
2014	Canadian dollar	4.90	418
2016 - 2017	Mexican peso	7.98 - 8.59	249
2012	Swedish krona	2.65	290
2015	Australian dollar	4.62 - 4.89	9
2013	Great Britain pound	1.30	44
2017 - 2018	Other	1.84 - 7.28	51

Total			$24,720

Schedule of detail for uncollateralized and collateralized notes, bonds, loans and mortgages payable

At December 31, 2011 (in millions)	Uncollateralized Notes/Bonds/Loans Payable	Collateralized Loans and Mortgages Payable	Total

AIG general borrowings	$234	$-	$234
Other subsidiaries notes, bonds, loans and mortgages payable*	105	288	393

Total	$339	$288	$627

*
AIG does not guarantee any of these borrowings.

DEBT OUTSTANDING
Maturities of long-term debt, excluding borrowings of consolidated investments

		Year Ending
December 31, 2011 (in millions)
	Total	2012	2013	2014	2015	2016	Thereafter

AIG general borrowings	$23,923	$183	$1,470	$500	$1,001	$1,719	$19,050
AIG borrowings supported by assets	24,720	3,757	1,517	2,398	1,182	2,134	13,732
ILFC	24,364	3,023	4,006	2,991	2,766	3,234	8,344
Other subsidiaries notes, bonds, loans and mortgages payable	393	3	4	4	23	6	353

Total	$73,400	$6,966	$6,997	$5,893	$4,972	$7,093	$41,479

International Lease Finance Corporation (ILFC)
DEBT OUTSTANDING
Maturities of long-term debt, excluding borrowings of consolidated investments

December 31, 2011 (in millions)		Year Ending
	Total	2012	2013	2014	2015	2016	Thereafter

Notes and bonds payable	$13,601	$2,018	$3,421	$1,040	$1,260	$1,000	$4,862
Junior subordinated debt	999	-	-	-	-	-	999
ECA Facility(a)	2,334	428	429	424	336	258	459
Bank financings and other secured financings(b)	7,430	577	156	1,527	1,170	1,976	2,024

Total ILFC(c)	$24,364	$3,023	$4,006	$2,991	$2,766	$3,234	$8,344

(a)
Reflects future minimum payment for ILFC's borrowings under the 2004 Export Credit Agency (ECA) Facility.

(b)
Includes $97 million of secured financings that are non-recourse to ILFC.

(c)
AIG does not guarantee these borrowings.

General borrowings
DEBT OUTSTANDING
Maturities of long-term debt, excluding borrowings of consolidated investments

		Year Ending
December 31, 2011 (in millions)
	Total	2012	2013	2014	2015	2016	Thereafter

Notes and bonds payable	$12,725	$27	$1,467	$500	$999	$1,719	$8,013
Junior subordinated debt	9,327	-	-	-	-	-	9,327
Loans and mortgages payable	234	156	3	-	2	-	73
SAFG, Inc. notes and bonds payable	298	-	-	-	-	-	298
Liabilities connected to trust preferred stock	1,339	-	-	-	-	-	1,339

Total general borrowings	$23,923	$183	$1,470	$500	$1,001	$1,719	$19,050

Borrowings supported by assets
DEBT OUTSTANDING
Maturities of long-term debt, excluding borrowings of consolidated investments

December 31, 2011 (in millions)		Year Ending
	Total	2012	2013	2014	2015	2016	Thereafter

MIP notes payable	$10,147	$2,300	$856	$1,612	$396	$1,494	$3,489
Series AIGFP matched notes and bonds payable	3,807	50	3	-	-	-	3,754
GIAs, at fair value	7,964	421	201	659	601	303	5,779
Notes and bonds payable, at fair value	2,316	778	372	63	185	337	581
Loans and mortgages payable, at fair value	486	208	85	64	-	-	129

Total borrowings supported by assets	$24,720	$3,757	$1,517	$2,398	$1,182	$2,134	$13,732